Pacer US Export Leaders ETF
Schedule of Investments
January 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.7%
Apparel - 2.8%
NIKE, Inc. - Class B	145	$13,963
PVH Corp.	135	11,768
Skechers U.S.A, Inc. - Class A (a)	340	12,713
		38,444
Auto Parts & Equipment - 3.5%
BorgWarner, Inc.	323	11,075
Goodyear Tire & Rubber Co.	883	11,594
LEAR Corp.	104	12,811
VISTEON Corp. (a)	157	12,530
		48,010
Beverages - 1.1%
Brown-Forman Corp. - Class A	221	14,948
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	129	12,821
Bio-Rad Laboratories, Inc. - Class A (a)	40	14,437
Regeneron Pharmaceuticals, Inc. (a)	38	12,842
		40,100
Chemicals - 4.7%
Air Products & Chemicals, Inc.	61	14,561
Celanese Corp.	114	11,799
NewMarket Corp.	29	12,749
PPG Industries, Inc.	106	12,703
Sensient Technologies Corp.	221	13,205
		65,017
Commercial Services - 2.9%
ManpowerGroup, Inc.	146	13,358
Sabre Corp.	628	13,527
The Brink's Co.	152	12,797
		39,682
Computers - 5.0%
Accenture PLC - Class A	68	13,954
DXC Technology Co.	377	12,019
Fortinet, Inc. (a)	134	15,458
Lumentum Holdings, Inc. (a)	190	14,396
NCR Corp. (a)	415	13,994
		69,821
Cosmetics/Personal Care - 1.9%
Coty, Inc.	1,276	13,092
Estee Lauder Cos., Inc. - Class A	71	13,856
		26,948
Electric - 1.1%
AES Corp.	747	14,835
Electrical Components & Equipment - 3.8%
AMETEK, Inc.	143	13,893
EnerSys	183	13,169
Littelfuse, Inc.	76	13,445
Universal Display Corp.	73	12,860
		53,367
Electronics - 8.6%
Amphenol Corp.	132	13,130
Arrow Electronics, Inc. (a)	167	12,682
AVNET, Inc.	334	12,188
Coherent, Inc. (a)	90	12,729
Gentex Corp.	509	15,153
Jabil, Inc.	336	13,067
Keysight Technologies, Inc. (a)	131	12,182
Mettler-Toledo International, Inc. (a)	19	14,386
Tech Data Corp. (a)	99	14,250
		119,767
Engineering & Construction - 1.2%
AECOM (a)	330	15,916
Healthcare-Products - 4.4%
Repligen Corp. (a)	160	16,063
The Cooper Cos., Inc.	46	15,957
Thermo Fisher Scientific, Inc.	44	13,780
West Pharmaceutical Services, Inc.	97	15,127
		60,927
Healthcare-Services - 1.1%
IQVIA Holdings, Inc. (a)	98	15,215
Home Furnishings - 1.0%
Whirlpool Corp.	95	13,886
Household Products/Wares - 1.0%
Avery Dennison Corp.	109	14,305
Internet - 3.0%
Alphabet, Inc. - Class A (a)	10	14,328
Booking Holdings, Inc. (a)	7	12,814
Facebook, Inc. - Class A (a)	73	14,739
		41,881
Leisure Time - 1.0%
Norwegian Cruise Line Holdings Ltd. (a)	254	13,678
Machinery-Diversified - 4.9%
AGCO Corp.	184	12,906
Cognex Corp.	259	13,201
Graco, Inc.	277	14,723
IDEX Corp.	84	13,763
Wabtec Corp.	188	13,886
		68,479
Metal Fabricate/Hardware - 0.9%
The Timken Co.	250	13,133
Mining - 2.1%
Newmont Goldcorp Corp.	342	15,411
Royal Gold, Inc.	122	14,069
		29,480
Miscellaneous Manufacturing - 3.0%
AptarGroup, Inc.	124	14,323
Illinois Tool Works, Inc.	80	13,998
ITT, Inc.	195	13,081
		41,402
Oil & Gas - 2.2%
Apache Corp.	662	18,165
Chevron Corp.	120	12,857
		31,022
Packaging & Containers - 1.9%
Greif, Inc. - Class A	323	13,056
Sealed Air Corp.	372	13,206
		26,262
Pharmaceuticals - 2.2%
Mylan NV (a)	739	15,829
Zoetis, Inc.	114	15,300
		31,129
Retail - 1.9%
Nu Skin Enterprises, Inc.	363	11,830
Tiffany & Co.	106	14,206
		26,036
Semiconductors - 20.1%
Advanced Micro Devices, Inc. (a)	327	15,369
Analog Devices, Inc.	120	13,170
Applied Materials, Inc.	236	13,686
Broadcom, Inc.	45	13,732
Cabot Microelectronics Corp.	103	14,988
Cirrus Logic, Inc. (a)	184	14,133
Cypress Semiconductor Corp.	605	14,115
Intel Corp.	245	15,663
IPG Photonics Corp. (a)	98	12,512
KLA Corp.	83	13,756
Lam Research Corp.	50	14,910
Microchip Technology, Inc.	138	13,452
MKS Instruments, Inc.	129	13,522
Monolithic Power Systems, Inc.	81	13,865
NVIDIA Corp.	63	14,895
Qorvo, Inc. (a)	125	13,232
Synaptics, Inc. (a)	221	14,738
Teradyne, Inc.	212	13,990
Texas Instruments, Inc.	112	13,513
Xilinx, Inc.	147	12,419
		279,660
Software - 6.3%
ACI Worldwide, Inc. (a)	388	13,366
Activision Blizzard, Inc.	241	14,094
Adobe Systems, Inc. (a)	42	14,748
Autodesk, Inc. (a)	79	15,551
Cadence Design System, Inc. (a)	208	14,999
Electronic Arts, Inc. (a)	135	14,569
		87,327
Telecommunications - 1.2%
Arista Networks, Inc. (a)	73	16,304
Toys/Games/Hobbies - 1.0%
Hasbro, Inc.	136	13,854
Transportation - 1.0%
Expeditors International of Washington, Inc.	186	13,585
TOTAL COMMON STOCKS (Cost $1,438,964)		1,384,420

EXCHANGE TRADED FUNDS - 0.2%
SPDR S&P 500 ETF Trust	6	1,930
TOTAL EXCHANGE TRADED FUNDS (Cost $1,925)		1,930

SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 1.50% (b)	1,673	1,673
TOTAL SHORT-TERM INVESTMENTS (Cost $1,673)		1,673

Total Investments (Cost $1,442,562) - 100.0%		1,388,023
Other Assets in Excess of Liabilities - 0.0% (c)		124
TOTAL NET ASSETS - 100.0%		$1,388,147

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2020.
(c)	Less than 0.05%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,384,420	$ -	$ -	$ -	$ 1,384,420
Exchange Traded Funds	1,930	-	-	-	1,930
Short-Term Investments	1,673	-	-	-	1,673
Total Investments in Securities	$ 1,388,023	$ -	$ -	$ -	$ 1,388,023
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.